RISK MANAGEMENT (Details 3) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Allowance	$ 1,440	$ 7,558
Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance	$ 791,157	$ 790,605
Allowance percentage %	100.00%	100.00%
Credit Risk [Member] | Group [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 27,725,914	$ 27,206,431
Financial assets percentage %	100.00%	100.00%
Credit Risk [Member] | Commerical Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 219,262
Financial assets percentage %	27.73%
Allowance	$ 219,073	$ 250,471
Allowance percentage %	27.69%	31.69%
Credit Risk [Member] | Commerical Loans [Member] | Normal Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance	$ 58,728	$ 58,453
Allowance percentage %	7.42%	7.39%
Credit Risk [Member] | Commerical Loans [Member] | Impaired Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance	$ 160,345	$ 124,653
Allowance percentage %	20.27%	15.76%
Credit Risk [Member] | Commerical Loans [Member] | A1 [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance	$ 827	$ 923
Allowance percentage %	0.10%	0.12%
Credit Risk [Member] | Commerical Loans [Member] | A2 [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance	$ 18,514	$ 23,757
Allowance percentage %	2.34%	3.00%
Credit Risk [Member] | Commerical Loans [Member] | A3 [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance	$ 27,894	$ 29,668
Allowance percentage %	3.53%	3.75%
Credit Risk [Member] | Commerical Loans [Member] | B [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance	$ 32,089	$ 40,545
Allowance percentage %	4.06%	5.13%
Credit Risk [Member] | Commerical Loans [Member] | C1 [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance	$ 2,604	$ 2,176
Allowance percentage %	0.33%	0.28%
Credit Risk [Member] | Commerical Loans [Member] | C2 [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance	$ 5,104	$ 4,555
Allowance percentage %	0.65%	0.58%
Credit Risk [Member] | Commerical Loans [Member] | C3 [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance	$ 8,935	$ 11,136
Allowance percentage %	1.13%	1.41%
Credit Risk [Member] | Commerical Loans [Member] | C4 [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance	$ 19,120	$ 22,894
Allowance percentage %	2.42%	2.90%
Credit Risk [Member] | Commerical Loans [Member] | D1 [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance	$ 41,941	$ 42,625
Allowance percentage %	5.30%	5.39%
Credit Risk [Member] | Commerical Loans [Member] | D2 [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance	$ 62,234	$ 72,192
Allowance percentage %	7.87%	9.13%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 10,168,164	$ 11,057,282
Financial assets percentage %	36.67%	40.65%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | A1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,051,072	$ 1,599,311
Financial assets percentage %	3.79%	5.88%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | A2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 5,957,305	$ 6,437,930
Financial assets percentage %	21.49%	23.67%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | A3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2,176,779	$ 2,030,867
Financial assets percentage %	7.85%	7.46%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | B [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 539,074	$ 538,909
Financial assets percentage %	1.94%	1.98%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | C1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 145,033	$ 121,893
Financial assets percentage %	0.52%	0.45%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | C2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 56,871	$ 51,034
Financial assets percentage %	0.21%	0.19%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | C3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 39,825	$ 49,901
Financial assets percentage %	0.14%	0.18%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | C4 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 53,261	$ 64,118
Financial assets percentage %	0.19%	0.24%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | D1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 71,896	$ 73,462
Financial assets percentage %	0.26%	0.27%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | D2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 77,048	$ 89,857
Financial assets percentage %	0.28%	0.33%
Credit Risk [Member] | Commerical Loans [Member] | Group [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 3,903,163	$ 3,082,990
Financial assets percentage %	14.08%	11.33%
Credit Risk [Member] | Commerical Loans [Member] | Group [Member] | Normal Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 3,488,633	$ 2,741,858
Financial assets percentage %	12.58%	10.08%
Credit Risk [Member] | Commerical Loans [Member] | Group [Member] | Impaired Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 414,530	$ 341,132
Financial assets percentage %	1.50%	1.25%
Credit Risk [Member] | Residential Mortgage Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance	$ 69,066	$ 57,009
Allowance percentage %	8.72%	7.21%
Credit Risk [Member] | Residential Mortgage Loans [Member] | Normal Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance	$ 20,174	$ 23,699
Allowance percentage %	2.55%	3.00%
Credit Risk [Member] | Residential Mortgage Loans [Member] | Impaired Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance	$ 48,892	$ 33,310
Allowance percentage %	6.17%	4.21%
Credit Risk [Member] | Residential Mortgage Loans [Member] | Group [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 9,096,895	$ 8,619,354
Financial assets percentage %	32.81%	31.68%
Credit Risk [Member] | Residential Mortgage Loans [Member] | Group [Member] | Normal Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 8,634,351	$ 8,221,666
Financial assets percentage %	31.14%	30.22%
Credit Risk [Member] | Residential Mortgage Loans [Member] | Group [Member] | Impaired Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 462,544	$ 397,688
Financial assets percentage %	1.67%	1.46%
Credit Risk [Member] | Consumer Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance	$ 283,756	$ 300,019
Allowance percentage %	35.86%	37.95%
Credit Risk [Member] | Consumer Loans [Member] | Normal Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance	$ 114,099	$ 147,979
Allowance percentage %	14.42%	18.72%
Credit Risk [Member] | Consumer Loans [Member] | Impaired Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance	$ 169,657	$ 152,040
Allowance percentage %	21.44%	19.23%
Credit Risk [Member] | Consumer Loans [Member] | Group [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 4,557,692	$ 4,446,805
Financial assets percentage %	16.44%	16.34%
Credit Risk [Member] | Consumer Loans [Member] | Group [Member] | Normal Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 4,230,567	$ 4,158,221
Financial assets percentage %	15.26%	15.28%
Credit Risk [Member] | Consumer Loans [Member] | Group [Member] | Impaired Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 327,125	$ 288,584
Financial assets percentage %	1.18%	1.06%